Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Net investment hedging instruments [Member] - JPY (¥)
¥ in Billions
6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ (14)	¥ (8)
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ (14)	¥ (8)